Shareholders' Equity (Details) - Schedule of warrants outstanding and exercisable - 6 months ended Jun. 30, 2022	$ / shares shares	$ / shares ¥ / shares shares	¥ / shares shares
Schedule Of Warrants Outstanding And Exercisable Abstract
Warrants, Warrants outstanding	4,469,334	4,469,334
Weighted Average Exercise Price, Warrants outstanding | (per share)	$ 8.6	¥ 57.6
Warrants, Issued
Weighted Average Exercise Price, Issued | (per share)
Warrants, Exercised
Weighted Average Exercise Price, Exercised | (per share)
Warrants, Expired
Weighted Average Exercise Price, Expired | (per share)
Warrants, Warrants outstanding	4,469,334	4,469,334
Weighted Average Exercise Price, Warrants outstanding | (per share)	$ 8.6	¥ 57.6
Warrants, Warrants exercisable	4,469,334	4,469,334	4,469,334
Weighted Average Exercise Price, Warrants exercisable | (per share)	$ 8.6	¥ 8.6	¥ 57.6